Profit (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Profit (Loss) Per Share [Abstract]
PROFIT (LOSS) PER SHARE
NOTE 27:	PROFIT (LOSS) PER SHARE

Basic loss per share

The calculation of basic earnings per share (EPS) is based on the following profit (loss) attributable to shareholders and weighted-average number of ordinary shares outstanding.

Loss attributed to ordinary shareholders (basic)

	2025	2024	2023
	U.S. dollars in thousands
Profit (loss) from continuing operations	(759)	240	(1,782)
Loss from discontinued operations, net of tax	(6,210)	(1,267)	-
Total loss for the year	(6,969)	(1,027)	(1,782)

Weighted-average number of ordinary shares (basic)

	2025	2024	2023
	Number of shares
Issued ordinary shares at January 1	881,385,256	544,906,149	544,906,149
Issued August 14, 2024, due to fundraising	-	57,123,287	-
Issued August 14, 2024, due to The Social Proxy Transaction	-	71,015,301	-
Issued Oct 9, 2025 (warrant exercise)	14,789,072

Weighted average number of ordinary shares (basic)	896,174,328	673,044,737	544,906,149

Diluted loss per share

Diluted loss per share equals basic loss per share for all periods presented, as all potential ordinary shares were anti-dilutive and therefore excluded from the calculation of diluted loss per share. The potential ordinary shares excluded comprise share options exercisable into approximately 24,446,000 ordinary shares and warrants exercisable into 25,000,000 ordinary shares as of December 31, 2025